Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Convertible Debt
The net carrying amount of the outstanding Notes was as follows:

	December 31, 2022	December 31, 2021
	$	$
Principal	920,000	920,000
Unamortized offering costs	(6,688)	(9,037)
Net carrying amount	913,312	910,963

The following table sets forth the interest expense recognized related to the outstanding Notes:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Contractual interest expense	1,150	1,150
Amortization of offering costs	2,349	2,343
Total interest expense related to the outstanding Notes	3,499	3,493